Jul. 29, 2026
SAAT CORE MARKET STRATEGY FUND | CORE MARKET STRATEGY FUND - Class D Prospectus
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.56%
Acquired Fund Fees and Expenses (AFFE)	0.59%
Total Annual Fund Operating Expenses	2.00%†

† Because the Core Market Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund — Class D Shares	$203	$627	$1,078	$2,327

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	0-75%
U.S. Equity Funds	0-70%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-30%
Non-Investment Grade Bond Funds	0-30%
Real Estate Funds	0-20%

Performance Information

As of July 31, 2025, the Class D Shares of the Fund had not commenced operations. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance. Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2026 to June 30, 2026 was 7.00%.

Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2026 to June 30, 2026 was 7.00%.

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns for Class F Shares to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional index is the Fund's blended benchmark that is composed of the Bloomberg U.S. Aggregate Bond Index, the Russell 3000 Index and the MSCI ACWI ex-USA Index, weighted 50%/30%/20%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Core Market Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	15.11%	4.71%	6.11%	5.31%
Return After Taxes on Distributions	13.81%	2.74%	4.37%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	9.06%	2.93%	4.19%	3.68%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	3.27%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	15.08%	5.39%	7.13%	6.61%